Use of Judgements and Estimates - Additional Information (Detail) - EUR (€)		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Oct. 04, 2021
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill	[1]	€ 2,349,000
Par value per share			€ 3.05	€ 2.58	€ 0.12
Except UGE Nordics [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill		€ 0

[1]	Unaudited